Other Deferred Credits And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Other Deferred Credits And Liabilities

	December 31,
	2011	2010
Asset retirement obligations*	$173	$98
Environmental remediation accrual (Note 13)	75	86
Self-insurance accrual	71	78
Deferred revenue on power contract restructuring**	62	65
Unrecognized tax benefits and related interest and penalties (Note 4)	28	29
Other	158	206

	$567	$562

*	Increase in 2011 primarily attributable to accruals established in connection with Sunoco’s decision to exit refining (Note 2).
**	Amortizing over a 30-year period ending in 2035.